General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses
Personnel-related expenses	$ 5,010	$ 3,800	$ 1,474
Professional and consultant fees	3,954	2,593	683
Insurance, facilities, fees and other related costs	3,022	2,506	236
Share-based compensation expense	2,138	3,119	326
Total general and administrative expenses	$ 14,124	$ 12,018	$ 2,719